Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of dilutive securities excluded from the computation weighted-average shares
	September 30,
	2016	2015
Series A redeemable preferred stock	—	1,034,181
Series B redeemable preferred stock	—	1,159,418
Performance-based stock units	247,309	—
Restricted stock units	1,094,351	—
Convertible stockholder note	—	96,618
Common stock warrants	8,186,934	—